ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	83,276,869	83,399,076
Series Twenty [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,832,200	3,840,925
Series Twenty One [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	1,879,500	1,880,625
Series Twenty Two [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,555,445	2,559,111
Series Twenty Three [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,311,952	3,321,202
Series Twenty Four [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,153,878	2,157,722
Series Twenty Five [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,016,809	3,019,434
Series Twenty Six [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,974,100	3,981,950
Series Twenty Seven [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,445,775	2,451,725
Series Twenty Eight [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,989,088	3,993,363
Series Twenty Nine [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,962,781	3,976,625
Series Thirty [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,628,550	2,634,750
Series Thirty One [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,392,357	4,396,307
Series Thirty Two [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,739,198	4,740,573
Series Thirty Three [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,626,533	2,627,658
Series Thirty Four [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,515,544	3,521,619
Series Thirty Five [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,286,251	3,292,413
Series Thirty Six [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,094,954	2,097,579
Series Thirty Seven [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,493,975	2,504,525
Series Thirty Eight [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,539,750	2,540,100
Series Thirty Nine [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,288,351	2,289,701
Series Forty [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,622,506	2,623,506
Series Forty One [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,881,826	2,889,751
Series Forty Two [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,735,262	2,736,262
Series Forty Three [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,631,737	3,636,612
Series Forty Four [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,698,098	2,699,848
Series Forty Five [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,009,292	4,013,192
Series Forty Six [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,971,157	2,971,998